Cash flow statement (Tables)	12 Months Ended
Mar. 31, 2019
Cash Flow Statement [Abstract]
Disclosure of reconciliation of cash flows
Reconciliation of profit for the year before taxation to cash generated from operations:

	March 31, 2019 R’000	March 31, 2018 R’000	March 31, 2017 R’000

Profit before taxation	340,298	214,883	148,253
Adjustments	346,614	279,727	197,023
– (Profit)/loss on disposal of property, plant and equipment and intangible assets (note 23)	(586)	(1,264)	262
– Depreciation (notes 6 and 24)	183,478	151,945	98,508
– Amortization (notes 7 and 24)	64,877	63,926	44,734
– Amortization of capitalized commission assets (notes 8 and 24)	30,477	*	*
– Impairment of intangible assets (notes 7 and 24)	930	2,687	3,166
– Impairment/(reversal of impairment) of property, plant and equipment (notes 6 and 24)	—	9	(791)
– Finance income (note 25)	(11,903)	(8,951)	(14,592)
– Finance costs (note 26)	10,900	3,947	5,677
– Equity-settled share-based payments (notes 14 and 24)	12,140	9,000	2,247
– Cash-settled share-based payments (notes 21 and 24)	—	1,352	—
– Foreign exchange losses/(gains) (notes 25 and 26)	(383)	5,073	(1,476)
– Impairment of receivables (note 10)	29,725	24,143	17,713
– Write-down of inventory to net realizable value (notes 9 and 24)	4,112	9,294	9,967
– Increase in provisions	26,352	18,950	31,821
– Lease straight-line adjustment	—	(384)	(213)
– Significant financing revenue adjustment	(4,542)	*	*
– Fixed escalations revenue adjustment	1,037	*	*
Cash generated from operations before working capital changes	686,912	494,610	345,276

Changes in working capital	(145,480)	(81,585)	31,839
– Decrease/(increase) in inventories	1,638	(39,858)	28,073
– (Increase)/decrease in trade and other receivables	(123,733)	(49,601)	17,404
– Increase in capitalized commission assets under IFRS 15	(31,769)	*	*
– Decrease in finance lease receivable	—	165	1,009
– Increase in trade and other payables	70,430	8,519	21,993
– Decrease in provisions	(26,117)	(26,709)	(32,854)
– Foreign currency translation differences on working capital	(35,929)	25,899	(3,786)

Cash generated from operations	541,432	413,025	377,115

* Due to the transition method chosen by the Group in applying IFRS 15, comparative information has not been restated to reflect the new requirements. Refer to note 2.1.1.1.